Earnings per Share (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Earnings per Share
Schedule of basic and diluted EPS computations for our common stock

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Three Months Ended June 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(77,761)	$(66,944)
Weighted-average number of common shares outstanding	264,762,720	217,461,225
Basic EPS	(0.29)	(0.31)
Diluted EPS	(0.29)	(0.31)

	Six Months Ended June 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(137,021)	$(143,981)
Weighted-average number of common shares outstanding	241,275,061	217,411,896
Basic EPS	(0.57)	(0.66)
Diluted EPS	(0.57)	(0.66)

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Three Months Ended September 30,
	2019	2018
Basic/Diluted EPS
Net income/(loss)	$10,831	$(54,727)
Basic Weighted-average number of common shares outstanding	305,428,062	217,506,553
Diluted Weighted-average number of common shares outstanding	328,854,063	217,506,553
Basic EPS	0.04	(0.25)
Diluted EPS	0.03	(0.25)

	Nine Months Ended September 30,
	2019	2018
Basic/Diluted EPS
Net loss	$(126,190)	$(198,708)
Basic Weighted-average number of common shares outstanding	262,894,388	217,450,475
Diluted Weighted-average number of common shares outstanding	262,894,388	217,450,475
Basic EPS	(0.48)	(0.91)
Diluted EPS	(0.48)	(0.91)

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Years Ended December 31,
	2018	2017
Basic/Diluted EPS
Net loss	$(242,162)	$(263,930)
Preferred stock dividends	—	—
Income available to common stockholders	$(242,162)	$(263,930)
Weighted-average number of common shares outstanding	217,472,870	216,848,866
Basic EPS	$(1.11)	$(1.22)
Diluted EPS	$(1.11)	$(1.22)